Important Performance Information Regarding Your

Scudder Gateway Advisor Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee.

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0090B

Product Performance Summary

Scudder Gateway Advisor Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Advisor Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.83%	-5.17%	4.97%	-7.53%	21.82%	-5.83%	3.62%	-7.54%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.10%	-0.60%	10.07%	0.51%	3.00%	-0.70%	10.05%	0.40%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	6.67%	-10.72%	13.38%	-7.27%	6.61%	-10.82%	13.36%	-7.37%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.18%	-1.87%	4.13%	0.18%	23.17%	-1.89%	3.09%	0.16%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.34%	-9.16%	1.59%	-10.90%	16.32%	-9.18%	0.33%	-10.92%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	6/23/99	12.87%	5.19%	4.67%	6.17%	12.76%	5.11%	4.57%	6.07%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	6/23/99	4.72%	-9.40%	7.22%	-5.82%	4.69%	-9.46%	6.32%	-5.87%

Janus Aspen Series
Janus Aspen Growth Portfolio	9/13/93	6/23/99	3.05%	-9.52%	7.72%	-4.69%	2.95%	-9.73%	6.74%	-4.86%
Janus Aspen Growth and Income Portfolio	5/1/98	6/23/99	10.37%	-5.51%	6.64%	1.96%	10.27%	-5.69%	6.54%	1.83%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.30%	-13.91%	-3.28%	-14.32%	9.28%	-13.95%	-3.31%	-14.37%
Scudder Capital Growth Portfolio	7/16/85	5/11/98	6.47%	-8.06%	7.91%	-1.13%	6.43%	-8.15%	7.85%	-1.21%
Scudder Global Discovery Portfolio	5/1/96	5/6/98	21.62%	-0.39%	9.13%	6.62%	21.52%	-0.54%	9.04%	6.51%
Scudder Growth & Income Portfolio	5/2/94	5/1/98	8.62%	-2.78%	6.78%	-2.37%	8.56%	-2.85%	6.72%	-2.45%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.05%	N/A	3.62%	3.62%	8.01%	N/A	3.57%	3.57%
Scudder International Portfolio	5/1/87	5/6/98	14.90%	-9.32%	3.81%	-1.24%	14.75%	-9.59%	3.70%	-1.42%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Advisor Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Advisor Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.45%	-7.71%	-1.31%	-1.31%	2.36%	-7.85%	-1.42%	-1.42%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.41%	-3.62%	3.21%	3.21%	14.29%	-3.79%	3.09%	3.09%
Scudder Fixed Income Portfolio	5/1/96	12/12/96	3.06%	5.14%	4.44%	4.50%	2.97%	5.08%	4.35%	4.40%
Scudder Global Blue Chip Portfolio	5/5/98	5/12/98	13.16%	-1.02%	2.14%	2.44%	13.07%	-1.13%	2.04%	2.34%
Scudder Government & Agency Securities Portfolio	9/3/87	12/4/96	2.30%	4.96%	5.46%	4.48%	2.17%	4.88%	5.37%	4.37%
Scudder Growth Portfolio	12/9/83	12/4/96	3.67%	-11.52%	4.59%	-0.11%	3.59%	-11.68%	4.52%	-0.22%
Scudder High Income Portfolio	4/6/82	11/13/96	10.84%	4.06%	5.83%	4.05%	10.72%	3.95%	5.74%	3.93%
Scudder International Select Equity Portfolio	1/6/92	11/13/96	16.59%	-5.75%	4.81%	3.04%	16.52%	-5.87%	4.73%	2.94%
Scudder Large Cap Value Portfolio	5/1/96	11/13/96	8.53%	6.47%	9.11%	8.19%	8.42%	6.36%	9.03%	8.09%
Scudder Money Market Portfolio	4/6/82	11/20/96	-0.51%	1.11%	2.41%	2.06%	-0.61%	1.00%	2.30%	1.94%
Scudder Small Cap Growth Portfolio	5/2/94	12/4/96	9.47%	-10.27%	6.81%	2.06%	9.33%	-10.49%	6.73%	1.93%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.08%	5.57%	4.07%	4.07%	7.05%	5.55%	4.02%	4.02%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.50%	-13.79%	-3.07%	-3.07%	0.33%	-14.13%	-3.28%	-3.28%
Scudder Total Return Portfolio	4/6/82	11/29/96	5.29%	-1.86%	7.07%	3.89%	5.16%	-2.02%	6.99%	3.77%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.26%	N/A	2.71%	2.71%	10.20%	N/A	2.64%	2.64%
SVS Dreman Financial Services Portfolio	5/4/98	5/4/98	10.44%	8.14%	4.51%	4.51%	10.32%	8.04%	4.39%	4.39%
SVS Dreman High Return Equity Portfolio	5/4/98	5/4/98	12.46%	8.81%	4.75%	4.75%	12.22%	8.66%	4.56%	4.56%
SVS Dreman Small Cap Value Portfolio	5/1/96	11/13/96	24.26%	12.61%	7.99%	8.70%	24.09%	12.47%	7.86%	8.56%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.43%	-8.15%	-3.38%	-3.38%	0.39%	-8.20%	-3.42%	-3.42%
SVS Focus Value+Growth Portfolio	5/1/96	11/29/96	9.77%	-3.44%	5.62%	4.13%	9.67%	-3.58%	5.53%	4.02%
SVS Index 500 Portfolio	9/1/99	9/1/99	8.83%	-4.14%	-2.31%	-2.31%	8.72%	-4.28%	-2.47%	-2.47%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.45%	N/A	-3.53%	-3.53%	10.44%	N/A	-3.54%	-3.54%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	9.95%	-3.86%	-1.15%	-1.15%	9.88%	-3.94%	-1.24%	-1.24%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.00%	-9.02%	-6.05%	-6.05%	10.93%	-9.12%	-6.16%	-6.16%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.17%	N/A	5.98%	5.98%	16.17%	N/A	5.98%	5.98%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.11%	N/A	-10.71%	-10.71%	-0.12%	N/A	-10.74%	-10.74%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.48%	N/A	-1.78%	-1.78%	9.45%	N/A	-1.82%	-1.82%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Advisor Annuity (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $30 (may be lower in some jurisdictions) contract fee.

Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0090A

Product Performance Summary

Scudder Gateway Advisor Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Advisor Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.83%	-5.18%	4.97%	-7.53%	21.79%	-5.77%	3.81%	-7.59%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.10%	-0.60%	10.07%	0.51%	3.03%	-0.69%	10.06%	0.42%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	6.67%	-10.72%	13.37%	-7.28%	6.62%	-10.82%	12.84%	-7.38%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.18%	-1.88%	4.13%	0.18%	23.13%	-1.97%	3.20%	0.09%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.34%	-9.17%	1.58%	-10.91%	16.28%	-9.26%	0.47%	-11.02%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	9/21/99	12.87%	5.19%	4.67%	7.01%	12.74%	5.09%	4.56%	6.89%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	9/21/99	4.72%	-9.40%	7.22%	-6.14%	4.67%	-9.49%	6.44%	-6.24%

Janus Aspen Series
Janus Aspen Growth Portfolio	9/13/93	9/21/99	3.08%	-9.52%	7.66%	-5.44%	3.03%	-9.61%	6.83%	-5.53%
Janus Aspen Growth and Income Portfolio	5/1/98	9/21/99	10.37%	-5.51%	6.63%	1.10%	10.32%	-5.60%	6.58%	1.02%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.30%	-13.91%	-3.28%	-14.32%	9.21%	-14.06%	-3.38%	-14.50%
Scudder Capital Growth Portfolio	7/16/85	10/28/98	6.47%	-8.06%	7.92%	0.42%	6.42%	-8.15%	7.86%	0.35%
Scudder Global Discovery Portfolio	5/1/96	10/20/99	21.62%	-0.39%	9.14%	6.46%	21.54%	-0.51%	9.06%	6.35%
Scudder Growth & Income Portfolio	5/2/94	8/30/98	8.62%	-2.78%	6.78%	0.03%	8.56%	-2.85%	6.73%	-0.05%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.06%	N/A	3.63%	3.63%	8.00%	N/A	3.56%	3.56%
Scudder International Portfolio	5/1/87	8/30/98	14.90%	-9.32%	3.81%	0.42%	14.79%	-9.51%	3.72%	0.29%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Advisor Annuity (FAFLIC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Advisor Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.45%	-7.71%	-1.31%	-1.31%	2.40%	-7.80%	-1.38%	-1.38%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.41%	-3.62%	3.21%	3.21%	14.36%	-3.71%	3.14%	3.14%
Scudder Fixed Income Portfolio	5/1/96	12/11/97	3.06%	5.15%	4.44%	4.08%	2.95%	5.06%	4.35%	3.98%
Scudder Global Blue Chip Portfolio	5/5/98	11/17/98	13.16%	-1.02%	2.14%	3.54%	13.08%	-1.11%	2.06%	3.45%
Scudder Government & Agency Securities Portfolio	9/3/87	12/11/97	2.30%	4.96%	5.46%	4.24%	2.15%	4.85%	5.37%	4.11%
Scudder Growth Portfolio	12/9/83	10/16/97	3.67%	-11.52%	4.59%	-2.88%	3.62%	-11.62%	4.53%	-2.97%
Scudder High Income Portfolio	4/6/82	10/16/97	10.84%	4.06%	5.83%	2.97%	10.79%	3.99%	5.76%	2.88%
Scudder International Select Equity Portfolio	1/6/92	10/16/97	16.59%	-5.75%	4.81%	1.08%	16.54%	-5.84%	4.74%	0.99%
Scudder Large Cap Value Portfolio	5/1/96	10/14/97	8.53%	6.47%	9.11%	5.23%	8.45%	6.40%	9.05%	5.14%
Scudder Money Market Portfolio	4/6/82	12/29/97	-0.50%	1.12%	2.42%	1.81%	-0.69%	0.98%	2.30%	1.65%
Scudder Small Cap Growth Portfolio	5/2/94	10/16/97	9.47%	-10.27%	6.81%	-1.64%	9.41%	-10.37%	6.75%	-1.73%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.08%	5.57%	4.07%	4.07%	7.02%	5.51%	3.99%	3.99%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.50%	-13.79%	-3.07%	-3.07%	0.44%	-13.91%	-3.14%	-3.14%
Scudder Total Return Portfolio	4/6/82	11/17/97	5.29%	-1.86%	7.07%	2.43%	5.24%	-1.93%	7.01%	2.35%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.26%	N/A	2.71%	2.71%	10.19%	N/A	2.62%	2.62%
SVS Dreman Financial Services Portfolio	5/4/98	10/27/98	10.44%	8.14%	4.51%	7.47%	10.38%	8.09%	4.44%	7.40%
SVS Dreman High Return Equity Portfolio	5/4/98	10/12/98	12.46%	8.81%	4.75%	7.20%	12.34%	8.73%	4.64%	7.10%
SVS Dreman Small Cap Value Portfolio	5/1/96	11/18/97	24.26%	12.61%	7.98%	6.93%	24.11%	12.50%	7.87%	6.78%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.43%	-8.15%	-3.38%	-3.38%	0.37%	-8.24%	-3.46%	-3.46%
SVS Focus Value+Growth Portfolio	5/1/96	10/14/97	9.78%	-3.44%	5.62%	1.30%	9.72%	-3.52%	5.56%	1.21%
SVS Index 500 Portfolio	9/1/99	9/1/99	8.83%	-4.14%	-2.31%	-2.31%	8.78%	-4.22%	-2.40%	-2.40%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.46%	N/A	-3.53%	-3.53%	10.42%	N/A	-3.59%	-3.59%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	9.95%	-3.86%	-1.15%	-1.15%	9.90%	-3.93%	-1.23%	-1.23%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.00%	-9.02%	-6.05%	-6.05%	10.92%	-9.12%	-6.16%	-6.16%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.17%	N/A	5.98%	5.98%	16.13%	N/A	5.94%	5.94%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.11%	N/A	-10.72%	-10.72%	-0.14%	N/A	-10.78%	-10.78%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.48%	N/A	-1.78%	-1.78%	9.44%	N/A	-1.83%	-1.83%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Custom Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E .95%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 6 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0088B

Product Performance Summary

Scudder Gateway Custom Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Custom Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	22.20%	-4.89%	5.28%	-7.25%	15.20%	-6.03%	3.94%	-8.13%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.41%	-0.30%	10.40%	0.82%	-2.77%	-0.85%	10.40%	0.44%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	7.00%	-10.45%	13.72%	-6.99%	0.60%	-10.96%	13.71%	-7.36%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.56%	-1.58%	4.44%	0.49%	16.55%	-2.09%	3.41%	-0.08%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.69%	-8.89%	1.89%	-10.64%	9.75%	-9.37%	0.64%	-11.13%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	11/15/99	13.22%	5.51%	4.99%	6.36%	6.42%	4.98%	4.95%	6.00%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	11/15/99	5.04%	-9.13%	7.54%	-7.43%	-1.21%	-9.60%	7.54%	-7.75%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.64%	-13.65%	-2.99%	-14.06%	3.10%	-14.11%	-3.30%	-14.56%
Scudder Capital Growth Portfolio	7/16/85	5/12/98	6.80%	-7.78%	8.24%	-0.92%	0.38%	-8.36%	8.22%	-0.99%
Scudder Global Discovery Portfolio	5/1/96	5/26/98	21.99%	-0.09%	9.46%	7.69%	14.63%	-0.73%	9.41%	7.61%
Scudder Growth & Income Portfolio	5/2/94	5/18/98	8.95%	-2.48%	7.11%	-1.90%	2.41%	-3.05%	7.09%	-1.96%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.38%	N/A	3.94%	3.94%	1.92%	N/A	2.94%	2.94%
Scudder International Portfolio	5/1/87	5/12/98	15.25%	-9.04%	4.13%	-0.92%	8.32%	-9.65%	4.09%	-1.00%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Custom Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Custom Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.76%	-7.43%	-1.01%	-1.01%	-3.39%	-7.97%	-1.36%	-1.36%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.76%	-3.33%	3.52%	3.52%	7.73%	-4.13%	3.33%	3.33%
Scudder Fixed Income Portfolio	5/1/96	2/12/97	3.38%	5.46%	4.76%	4.75%	-2.85%	4.91%	4.69%	4.68%
Scudder Global Blue Chip Portfolio	5/5/98	6/4/98	13.50%	-0.71%	2.45%	3.02%	6.71%	-1.27%	2.42%	2.98%
Scudder Government & Agency Securities Portfolio	9/3/87	3/14/97	2.61%	5.28%	5.78%	5.01%	-3.58%	4.72%	5.74%	4.95%
Scudder Growth Portfolio	12/9/83	1/29/97	3.99%	-11.25%	4.90%	0.08%	-2.41%	-12.09%	4.75%	-0.13%
Scudder High Income Portfolio	4/6/82	1/14/97	11.18%	4.37%	6.15%	4.18%	4.36%	3.62%	5.89%	3.93%
Scudder International Select Equity Portfolio	1/6/92	1/14/97	16.95%	-5.46%	5.13%	3.33%	9.83%	-6.22%	4.90%	3.13%
Scudder Large Cap Value Portfolio	5/1/96	1/29/97	8.86%	6.79%	9.44%	7.99%	2.16%	6.09%	9.21%	7.75%
Scudder Money Market Portfolio	4/6/82	1/3/97	-0.20%	1.41%	2.72%	2.35%	-6.20%	0.83%	2.65%	2.30%
Scudder Small Cap Growth Portfolio	5/2/94	1/8/97	9.80%	-9.99%	7.13%	2.35%	3.07%	-10.81%	6.99%	2.16%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.40%	5.89%	4.38%	4.38%	0.98%	5.39%	4.36%	4.36%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.80%	-13.53%	-2.77%	-2.77%	-5.38%	-14.35%	-3.30%	-3.30%
Scudder Total Return Portfolio	4/6/82	1/28/97	5.61%	-1.56%	7.39%	4.34%	-0.92%	-2.37%	7.24%	4.13%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.60%	N/A	3.02%	3.02%	4.00%	N/A	2.03%	2.03%
SVS Dreman Financial Services Portfolio	5/4/98	5/4/98	10.77%	8.47%	4.83%	4.83%	4.11%	7.97%	4.76%	4.76%
SVS Dreman High Return Equity Portfolio	5/4/98	5/5/98	12.80%	9.14%	5.06%	5.18%	5.86%	8.53%	4.86%	4.98%
SVS Dreman Small Cap Value Portfolio	5/1/96	1/8/97	24.64%	12.95%	8.31%	8.78%	17.41%	12.38%	8.04%	8.53%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.73%	-7.88%	-3.08%	-3.08%	-5.28%	-8.37%	-3.43%	-3.43%
SVS Focus Value+Growth Portfolio	5/1/96	1/28/97	10.11%	-3.14%	5.94%	4.53%	3.42%	-3.84%	5.79%	4.39%
SVS Index 500 Portfolio	9/1/99	9/1/99	9.17%	-3.85%	-2.02%	-2.02%	2.63%	-4.39%	-2.38%	-2.38%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.78%	N/A	-3.24%	-3.24%	4.18%	N/A	-4.16%	-4.16%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	10.29%	-3.56%	-0.85%	-0.85%	3.68%	-4.11%	-1.23%	-1.23%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.33%	-8.74%	-5.76%	-5.76%	4.64%	-9.31%	-6.18%	-6.18%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.53%	N/A	6.30%	6.30%	9.59%	N/A	4.59%	4.59%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	0.20%	N/A	-10.45%	-10.45%	-5.77%	N/A	-11.30%	-11.30%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.81%	N/A	-1.48%	-1.48%	3.27%	N/A	-2.42%	-2.42%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Custom Annuity (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E .95%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 6 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0088A

Product Performance Summary

Scudder Gateway Custom Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Custom Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	22.20%	-4.89%	5.28%	-7.25%	15.19%	-5.94%	4.14%	-8.13%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.41%	-0.30%	10.40%	0.82%	-2.77%	-0.84%	10.40%	0.45%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	7.00%	-10.45%	13.72%	-6.99%	0.60%	-10.96%	13.18%	-7.36%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.56%	-1.58%	4.44%	0.48%	16.55%	-2.09%	3.56%	-0.08%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.70%	-8.89%	1.89%	-10.63%	9.74%	-9.37%	0.82%	-11.14%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	11/15/99	13.22%	5.51%	4.99%	6.36%	6.39%	4.95%	4.92%	5.96%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	11/15/99	5.04%	-9.13%	7.54%	-7.44%	-1.22%	-9.62%	7.53%	-7.77%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.64%	-13.65%	-2.99%	-14.07%	3.10%	-14.13%	-3.31%	-14.58%
Scudder Capital Growth Portfolio	7/16/85	12/16/98	6.80%	-7.78%	8.42%	-0.83%	0.39%	-8.34%	8.41%	-0.89%
Scudder Global Discovery Portfolio	5/1/96	6/15/98	21.99%	-0.09%	9.46%	8.31%	14.57%	-0.84%	9.36%	8.16%
Scudder Growth & Income Portfolio	5/2/94	6/15/98	8.95%	-2.48%	7.11%	-1.32%	2.37%	-3.14%	7.05%	-1.47%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.38%	N/A	3.94%	3.94%	1.93%	N/A	2.96%	2.96%
Scudder International Portfolio	5/1/87	1/4/99	15.25%	-9.04%	4.14%	-1.30%	8.31%	-9.65%	4.11%	-1.67%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Custom Annuity (FAFLIC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Custom Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.76%	-7.43%	-1.01%	-1.01%	-3.41%	-7.99%	-1.38%	-1.38%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.76%	-3.33%	3.33%	3.33%	7.77%	-4.05%	3.19%	3.19%
Scudder Fixed Income Portfolio	5/1/96	8/26/97	3.38%	5.47%	4.76%	4.72%	-2.86%	4.92%	4.69%	4.66%
Scudder Global Blue Chip Portfolio	5/5/98	11/5/99	13.50%	-0.71%	2.71%	2.12%	6.72%	-1.26%	2.68%	1.74%
Scudder Government & Agency Securities Portfolio	9/3/87	10/16/98	2.61%	5.28%	5.71%	4.08%	-3.57%	4.73%	5.68%	4.02%
Scudder Growth Portfolio	12/9/83	8/29/97	3.99%	-11.25%	4.90%	-1.86%	-2.34%	-11.96%	4.81%	-2.03%
Scudder High Income Portfolio	4/6/82	8/26/97	11.18%	4.37%	6.15%	3.59%	4.45%	3.71%	6.00%	3.43%
Scudder International Select Equity Portfolio	1/6/92	8/26/97	16.95%	-5.46%	5.13%	1.89%	9.81%	-6.22%	4.88%	1.61%
Scudder Large Cap Value Portfolio	5/1/96	8/26/97	8.86%	6.79%	9.44%	6.29%	2.21%	6.17%	9.25%	6.08%
Scudder Money Market Portfolio	4/6/82	11/21/97	-0.20%	1.43%	2.41%	1.71%	-6.20%	0.84%	2.37%	1.65%
Scudder Small Cap Growth Portfolio	5/2/94	10/3/97	9.80%	-9.99%	7.13%	-1.28%	3.14%	-10.70%	7.00%	-1.53%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.40%	5.89%	3.63%	3.63%	0.99%	5.39%	3.62%	3.62%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.80%	-13.53%	-2.77%	-2.77%	-5.34%	-14.27%	-3.25%	-3.25%
Scudder Total Return Portfolio	4/6/82	11/20/97	5.61%	-1.56%	7.39%	2.65%	-0.85%	-2.29%	7.29%	2.45%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.60%	N/A	3.02%	3.02%	4.01%	N/A	2.04%	2.04%
SVS Dreman Financial Services Portfolio	5/4/98	12/30/98	10.77%	8.47%	4.83%	5.73%	4.12%	7.98%	4.78%	5.68%
SVS Dreman High Return Equity Portfolio	5/4/98	6/15/98	12.80%	9.14%	5.06%	6.07%	5.98%	8.63%	4.97%	5.99%
SVS Dreman Small Cap Value Portfolio	5/1/96	8/26/97	24.64%	12.95%	8.31%	7.24%	17.48%	12.45%	8.10%	7.03%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.73%	-7.87%	-3.08%	-3.08%	-5.26%	-8.36%	-3.41%	-3.41%
SVS Focus Value+Growth Portfolio	5/1/96	10/6/97	10.11%	-3.14%	5.94%	1.53%	3.40%	-3.87%	5.81%	1.31%
SVS Index 500 Portfolio	9/1/99	9/1/99	9.17%	-3.85%	-2.02%	-2.02%	2.62%	-4.42%	-2.41%	-2.41%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.78%	N/A	-3.24%	-3.24%	4.19%	N/A	-4.16%	-4.16%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	10.29%	-3.56%	-0.85%	-0.85%	3.68%	-4.13%	-1.25%	-1.25%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.33%	-8.74%	-5.76%	-5.76%	4.66%	-9.29%	-6.16%	-6.16%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.52%	N/A	6.31%	6.31%	9.59%	N/A	4.58%	4.58%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	0.20%	N/A	-10.45%	-10.45%	-5.77%	N/A	-11.30%	-11.30%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.81%	N/A	-1.48%	-1.48%	3.28%	N/A	-2.42%	-2.42%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Elite Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 6 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0089B

Product Performance Summary

Scudder Gateway Elite Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Elite Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.83%	-5.17%	4.97%	-7.53%	14.82%	-6.31%	3.62%	-8.40%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.10%	-0.60%	10.07%	0.51%	-3.08%	-1.16%	10.06%	0.13%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	6.67%	-10.72%	13.38%	-7.27%	0.28%	-11.24%	13.37%	-7.65%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.18%	-1.87%	4.13%	0.18%	16.18%	-2.38%	3.10%	-0.37%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.34%	-9.16%	1.59%	-10.90%	9.41%	-9.63%	0.34%	-11.40%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	6/23/99	12.87%	5.19%	4.67%	6.17%	6.10%	4.65%	4.63%	5.84%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	6/23/99	4.72%	-9.40%	7.22%	-5.82%	-1.52%	-9.88%	7.22%	-6.12%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.30%	-13.91%	-3.28%	-14.32%	2.79%	-14.36%	-3.58%	-14.81%
Scudder Capital Growth Portfolio	7/16/85	5/11/98	6.47%	-8.06%	7.91%	-1.13%	0.06%	-8.66%	7.89%	-1.21%
Scudder Global Discovery Portfolio	5/1/96	5/6/98	21.62%	-0.39%	9.13%	6.62%	14.54%	-1.01%	9.09%	6.56%
Scudder Growth & Income Portfolio	5/2/94	5/1/98	8.62%	-2.78%	6.78%	-2.37%	2.09%	-3.37%	6.76%	-2.45%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.05%	N/A	3.62%	3.62%	1.61%	N/A	2.63%	2.63%
Scudder International Portfolio	5/1/87	5/6/98	14.90%	-9.32%	3.81%	-1.24%	8.00%	-9.90%	3.79%	-1.31%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Elite Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Elite Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.45%	-7.71%	-1.31%	-1.31%	-3.68%	-8.24%	-1.66%	-1.66%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.41%	-3.62%	3.21%	3.21%	7.37%	-4.46%	2.99%	2.99%
Scudder Fixed Income Portfolio	5/1/96	12/12/96	3.06%	5.14%	4.44%	4.50%	-3.18%	4.55%	4.35%	4.40%
Scudder Global Blue Chip Portfolio	5/5/98	5/12/98	13.16%	-1.02%	2.14%	2.44%	6.39%	-1.56%	2.11%	2.41%
Scudder Government & Agency Securities Portfolio	9/3/87	12/4/96	2.30%	4.96%	5.46%	4.48%	-3.91%	4.37%	5.40%	4.39%
Scudder Growth Portfolio	12/9/83	12/4/96	3.67%	-11.52%	4.59%	-0.11%	-2.70%	-12.33%	4.43%	-0.35%
Scudder High Income Portfolio	4/6/82	11/13/96	10.84%	4.06%	5.83%	4.05%	4.04%	3.29%	5.56%	3.73%
Scudder International Select Equity Portfolio	1/6/92	11/13/96	16.59%	-5.75%	4.81%	3.04%	9.53%	-6.45%	4.61%	2.82%
Scudder Large Cap Value Portfolio	5/1/96	11/13/96	8.53%	6.47%	9.11%	8.19%	1.85%	5.76%	8.88%	7.92%
Scudder Money Market Portfolio	4/6/82	11/20/96	-0.51%	1.11%	2.41%	2.06%	-6.48%	0.54%	2.35%	2.00%
Scudder Small Cap Growth Portfolio	5/2/94	12/4/96	9.47%	-10.27%	6.81%	2.06%	2.79%	-11.03%	6.69%	1.88%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.08%	5.57%	4.07%	4.07%	0.68%	5.06%	4.05%	4.05%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.50%	-13.79%	-3.07%	-3.07%	-5.65%	-14.57%	-3.57%	-3.57%
Scudder Total Return Portfolio	4/6/82	11/29/96	5.29%	-1.86%	7.07%	3.89%	-1.31%	-2.78%	6.87%	3.59%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.26%	N/A	2.71%	2.71%	3.68%	N/A	1.72%	1.72%
SVS Dreman Financial Services Portfolio	5/4/98	5/4/98	10.44%	8.14%	4.51%	4.51%	3.80%	7.64%	4.45%	4.45%
SVS Dreman High Return Equity Portfolio	5/4/98	5/4/98	12.46%	8.81%	4.75%	4.75%	5.58%	8.23%	4.58%	4.58%
SVS Dreman Small Cap Value Portfolio	5/1/96	11/13/96	24.26%	12.61%	7.99%	8.70%	17.16%	12.14%	7.81%	8.51%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.43%	-8.15%	-3.38%	-3.38%	-5.57%	-8.66%	-3.73%	-3.73%
SVS Focus Value+Growth Portfolio	5/1/96	11/29/96	9.77%	-3.44%	5.62%	4.13%	3.08%	-4.17%	5.45%	3.93%
SVS Index 500 Portfolio	9/1/99	9/1/99	8.83%	-4.14%	-2.31%	-2.31%	2.30%	-4.71%	-2.71%	-2.71%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.45%	N/A	-3.53%	-3.53%	3.87%	N/A	-4.44%	-4.44%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	9.95%	-3.86%	-1.15%	-1.15%	3.35%	-4.42%	-1.55%	-1.55%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.00%	-9.02%	-6.05%	-6.05%	4.32%	-9.60%	-6.48%	-6.48%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.17%	N/A	5.98%	5.98%	9.26%	N/A	4.27%	4.27%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.11%	N/A	-10.71%	-10.71%	-6.05%	N/A	-11.56%	-11.56%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.48%	N/A	-1.78%	-1.78%	2.96%	N/A	-2.72%	-2.72%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Elite Annuity (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 7% to 0% over 6 years as follows: year 1-7%, year 2-6%, year 3-5%, year 4-4%, year 5-3%, year 6-2%, year 7-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0089A

Product Performance Summary

Scudder Gateway Elite Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Elite Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.83%	-5.18%	4.97%	-7.53%	14.83%	-6.22%	3.82%	-8.41%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.10%	-0.60%	10.07%	0.51%	-3.13%	-1.20%	10.06%	0.08%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	6.67%	-10.72%	13.37%	-7.28%	0.29%	-11.25%	13.37%	-7.66%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.18%	-1.88%	4.13%	0.18%	16.18%	-2.39%	3.25%	-0.38%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.34%	-9.17%	1.58%	-10.91%	9.42%	-9.65%	0.51%	-11.40%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	9/21/99	12.87%	5.19%	4.67%	7.01%	6.06%	4.61%	4.60%	6.63%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	9/21/99	4.72%	-9.40%	7.22%	-6.14%	-1.58%	-9.97%	6.45%	-6.56%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.30%	-13.91%	-3.28%	-14.32%	2.78%	-14.39%	-3.60%	-14.84%
Scudder Capital Growth Portfolio	7/16/85	10/28/98	6.47%	-8.06%	7.92%	0.42%	0.10%	-8.59%	7.91%	0.38%
Scudder Global Discovery Portfolio	5/1/96	10/20/99	21.62%	-0.39%	9.14%	6.46%	14.59%	-0.95%	9.12%	6.12%
Scudder Growth & Income Portfolio	5/2/94	8/30/98	8.62%	-2.78%	6.78%	0.03%	2.08%	-3.38%	6.76%	-0.06%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.06%	N/A	3.63%	3.63%	1.62%	N/A	2.65%	2.65%
Scudder International Portfolio	5/1/87	8/30/98	14.90%	-9.32%	3.81%	0.42%	7.99%	-9.91%	3.78%	0.34%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Elite Annuity (FAFLIC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Elite Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.45%	-7.71%	-1.31%	-1.31%	-3.69%	-8.26%	-1.67%	-1.67%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.41%	-3.62%	3.21%	3.21%	7.35%	-4.50%	2.95%	2.95%
Scudder Fixed Income Portfolio	5/1/96	12/11/97	3.06%	5.15%	4.44%	4.08%	-3.17%	4.57%	4.36%	3.99%
Scudder Global Blue Chip Portfolio	5/5/98	11/17/98	13.16%	-1.02%	2.14%	3.54%	6.34%	-1.63%	2.06%	3.45%
Scudder Government & Agency Securities Portfolio	9/3/87	12/11/97	2.30%	4.96%	5.46%	4.24%	-3.89%	4.38%	5.40%	4.15%
Scudder Growth Portfolio	12/9/83	10/16/97	3.67%	-11.52%	4.59%	-2.88%	-2.62%	-12.20%	4.49%	-3.07%
Scudder High Income Portfolio	4/6/82	10/16/97	10.84%	4.06%	5.83%	2.97%	4.13%	3.39%	5.66%	2.75%
Scudder International Select Equity Portfolio	1/6/92	10/16/97	16.59%	-5.75%	4.81%	1.08%	9.59%	-6.33%	4.71%	0.97%
Scudder Large Cap Value Portfolio	5/1/96	10/14/97	8.53%	6.47%	9.11%	5.23%	1.98%	5.89%	8.98%	5.06%
Scudder Money Market Portfolio	4/6/82	12/29/97	-0.50%	1.12%	2.42%	1.81%	-6.48%	0.54%	2.35%	1.74%
Scudder Small Cap Growth Portfolio	5/2/94	10/16/97	9.47%	-10.27%	6.81%	-1.64%	2.86%	-10.89%	6.70%	-1.80%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.08%	5.57%	4.07%	4.07%	0.66%	5.05%	4.03%	4.03%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.50%	-13.79%	-3.07%	-3.07%	-5.67%	-14.61%	-3.60%	-3.60%
Scudder Total Return Portfolio	4/6/82	11/17/97	5.29%	-1.86%	7.07%	2.43%	-1.18%	-2.62%	6.88%	2.17%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.26%	N/A	2.71%	2.71%	3.69%	N/A	1.73%	1.73%
SVS Dreman Financial Services Portfolio	5/4/98	10/27/98	10.44%	8.14%	4.51%	7.47%	3.83%	7.66%	4.47%	7.43%
SVS Dreman High Return Equity Portfolio	5/4/98	10/12/98	12.46%	8.81%	4.75%	7.20%	5.61%	8.25%	4.61%	7.07%
SVS Dreman Small Cap Value Portfolio	5/1/96	11/18/97	24.26%	12.61%	7.98%	6.93%	17.18%	12.16%	7.88%	6.80%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.43%	-8.15%	-3.38%	-3.38%	-5.56%	-8.67%	-3.74%	-3.74%
SVS Focus Value+Growth Portfolio	5/1/96	10/14/97	9.78%	-3.44%	5.62%	1.30%	3.11%	-4.13%	5.47%	1.08%
SVS Index 500 Portfolio	9/1/99	9/1/99	8.83%	-4.14%	-2.31%	-2.31%	2.24%	-4.77%	-2.78%	-2.78%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.46%	N/A	-3.53%	-3.53%	3.88%	N/A	-4.44%	-4.44%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	9.95%	-3.86%	-1.15%	-1.15%	3.31%	-4.47%	-1.60%	-1.60%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.00%	-9.02%	-6.05%	-6.05%	4.30%	-9.62%	-6.51%	-6.51%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.17%	N/A	5.98%	5.98%	9.26%	N/A	4.27%	4.27%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.11%	N/A	-10.72%	-10.72%	-6.05%	N/A	-11.56%	-11.56%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.48%	N/A	-1.78%	-1.78%	2.96%	N/A	-2.71%	-2.71%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 7.0%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Incentive Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.30%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0092A

Product Performance Summary

Scudder Gateway Incentive Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Incentive Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.77%	-5.23%	4.92%	-7.58%	13.25%	-7.18%	3.55%	-9.56%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	2/23/01	3.05%	-0.65%	10.02%	0.46%	-4.77%	-2.14%	9.96%	-1.68%
Alger American Leveraged AllCap Portfolio	1/25/95	2/23/01	6.62%	-10.76%	13.32%	-4.04%	-1.41%	-12.09%	13.29%	-6.04%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	2/23/01	23.12%	-1.92%	4.08%	6.63%	23.10%	-2.99%	2.47%	6.61%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	2/23/01	16.28%	-9.21%	1.54%	-3.90%	7.78%	-10.47%	1.33%	-5.82%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	2/23/01	12.82%	5.15%	4.66%	6.50%	4.23%	3.76%	3.88%	4.43%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	2/23/01	4.67%	-9.45%	7.16%	-6.94%	-3.18%	-10.72%	7.13%	-8.83%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	2/23/01	9.25%	-13.95%	-3.33%	-8.65%	1.05%	-15.18%	-4.37%	-10.51%
Scudder Capital Growth Portfolio	7/16/85	2/23/01	6.42%	-8.10%	7.87%	-5.29%	-1.58%	-9.43%	7.82%	-7.25%
Scudder Global Discovery Portfolio	5/1/96	2/23/01	21.56%	-0.44%	9.08%	3.59%	12.98%	-1.89%	8.93%	1.43%
Scudder Growth & Income Portfolio	5/2/94	2/23/01	8.56%	-2.82%	6.74%	-1.03%	0.39%	-4.22%	6.69%	-3.07%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.00%	N/A	3.57%	3.57%	-0.23%	N/A	1.23%	1.23%
Scudder International Portfolio	5/1/87	2/23/01	14.84%	-9.36%	3.78%	-3.28%	6.22%	-10.75%	3.71%	-5.38%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Incentive Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Incentive Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	2/23/01	2.40%	-7.75%	-1.36%	-6.92%	-5.29%	-9.07%	-2.42%	-8.82%
Scudder Blue Chip Portfolio	5/1/97	2/23/01	14.36%	-3.67%	3.16%	-0.42%	5.77%	-5.10%	2.70%	-2.51%
Scudder Fixed Income Portfolio	5/1/96	2/23/01	3.01%	5.10%	4.39%	4.12%	-4.81%	3.72%	4.17%	1.97%
Scudder Global Blue Chip Portfolio	5/5/98	2/23/01	13.10%	-1.06%	2.10%	1.45%	4.60%	-2.47%	1.28%	-0.63%
Scudder Government & Agency Securities Portfolio	9/3/87	2/23/01	2.25%	4.91%	5.41%	3.64%	-5.31%	3.50%	5.32%	1.46%
Scudder Growth Portfolio	12/9/83	2/23/01	3.62%	-11.57%	4.54%	-6.51%	-4.17%	-12.85%	4.50%	-8.44%
Scudder High Income Portfolio	4/6/82	2/23/01	10.79%	4.01%	5.78%	6.57%	2.34%	2.55%	5.70%	4.50%
Scudder International Select Equity Portfolio	1/6/92	2/23/01	16.53%	-5.79%	4.76%	1.32%	7.98%	-7.15%	4.71%	-0.76%
Scudder Large Cap Value Portfolio	5/1/96	2/23/01	8.47%	6.42%	9.06%	5.24%	0.27%	5.14%	8.91%	3.18%
Scudder Money Market Portfolio	4/6/82	2/23/01	-0.56%	2.06%	4.61%	0.05%	-8.04%	0.62%	4.55%	-2.00%
Scudder Small Cap Growth Portfolio	5/2/94	2/23/01	9.41%	-10.31%	6.75%	-7.22%	1.15%	-11.66%	6.70%	-9.20%
Scudder Strategic Income Portfolio	5/1/97	2/23/01	7.02%	5.52%	4.02%	6.62%	-1.04%	4.22%	3.60%	4.68%
Scudder Technology Growth Portfolio	5/3/99	2/23/01	0.44%	-13.83%	-3.11%	-8.47%	-7.18%	-15.24%	-4.27%	-10.48%
Scudder Total Return Portfolio	4/6/82	2/23/01	5.24%	-1.91%	7.02%	-0.51%	-2.73%	-3.37%	6.96%	-2.61%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.21%	N/A	2.66%	2.66%	1.84%	N/A	0.34%	0.34%
SVS Dreman Financial Services Portfolio	5/4/98	2/23/01	10.38%	8.09%	4.47%	6.31%	2.07%	6.90%	3.72%	4.33%
SVS Dreman High Return Equity Portfolio	5/4/98	2/23/01	12.40%	8.76%	4.70%	4.32%	3.68%	7.41%	3.78%	1.91%
SVS Dreman Small Cap Value Portfolio	5/1/96	2/23/01	24.20%	12.56%	7.94%	15.20%	15.47%	11.46%	7.71%	13.48%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	2/23/01	0.38%	-8.20%	-3.43%	-5.77%	-7.18%	-9.53%	-4.60%	-7.71%
SVS Focus Value+Growth Portfolio	5/1/96	2/23/01	9.72%	-3.48%	5.57%	-2.09%	1.46%	-4.88%	5.40%	-4.11%
SVS Index 500 Portfolio	9/1/99	2/23/01	8.78%	-4.18%	-2.36%	-0.92%	0.47%	-5.70%	-3.66%	-3.12%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.39%	N/A	-3.58%	-3.58%	2.08%	N/A	-5.69%	-5.69%
SVS Janus Growth And Income Portfolio	10/29/99	2/23/01	9.90%	-3.90%	-1.20%	-0.68%	1.64%	-5.30%	-2.40%	-2.72%
SVS Janus Growth Opportunities Portfolio	10/29/99	2/23/01	10.94%	-9.06%	-6.10%	-6.18%	2.58%	-10.41%	-7.27%	-8.15%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.11%	N/A	5.93%	5.93%	7.61%	N/A	2.96%	2.96%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.16%	N/A	-10.77%	-10.77%	-7.69%	N/A	-12.74%	-12.74%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.43%	N/A	-1.83%	-1.83%	1.20%	N/A	-3.96%	-3.96%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Incentive Annuity W/EDB (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.30%, administration .15%) and, for adjusted returns, a portion of the $35 (may be lower in some jurisdictions) contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0092

Product Performance Summary

Scudder Gateway Incentive Annuity W/EDB (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Incentive Annuity W/EDB sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.46%	-5.47%	4.65%	-7.82%	12.94%	-7.40%	3.29%	-9.77%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	2/23/01	2.79%	-0.90%	9.75%	0.21%	-5.09%	-2.43%	9.68%	-2.02%
Alger American Leveraged AllCap Portfolio	1/25/95	2/23/01	6.35%	-10.98%	13.04%	-4.29%	-1.69%	-12.33%	13.00%	-6.32%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	2/23/01	22.81%	-2.17%	3.82%	6.36%	14.28%	-3.54%	3.12%	4.42%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	2/23/01	15.98%	-9.44%	1.28%	-4.14%	7.48%	-10.70%	1.07%	-6.07%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	2/23/01	12.53%	4.88%	4.40%	6.23%	4.00%	3.50%	3.63%	4.19%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	2/23/01	4.41%	-9.68%	6.90%	-7.18%	-3.42%	-10.94%	6.86%	-9.05%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	2/23/01	8.97%	-14.17%	-3.57%	-8.88%	8.95%	-15.00%	-3.97%	-8.91%
Scudder Capital Growth Portfolio	7/16/85	2/23/01	6.15%	-8.34%	7.60%	-5.54%	-1.83%	-9.65%	7.56%	-7.49%
Scudder Global Discovery Portfolio	5/1/96	2/23/01	21.25%	-0.69%	8.81%	3.33%	12.72%	-2.10%	8.67%	1.22%
Scudder Growth & Income Portfolio	5/2/94	2/23/01	8.29%	-3.07%	6.47%	-1.28%	0.12%	-4.47%	6.42%	-3.34%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	7.73%	N/A	3.31%	3.31%	-0.42%	N/A	1.03%	1.03%
Scudder International Portfolio	5/1/87	2/23/01	14.55%	-9.59%	3.52%	-3.53%	5.96%	-10.94%	3.46%	-5.57%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Incentive Annuity W/EDB (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Incentive Annuity W/EDB sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	2/23/01	2.14%	-7.98%	-1.60%	-7.15%	-5.52%	-9.28%	-2.65%	-9.04%
Scudder Blue Chip Portfolio	5/1/97	2/23/01	14.07%	-3.91%	2.90%	-0.67%	5.48%	-5.35%	2.43%	-2.77%
Scudder Fixed Income Portfolio	5/1/96	2/23/01	2.75%	4.83%	4.13%	3.86%	-5.06%	3.46%	3.91%	1.69%
Scudder Global Blue Chip Portfolio	5/5/98	2/23/01	12.81%	-1.31%	1.84%	1.19%	4.34%	-2.70%	1.03%	-0.87%
Scudder Government & Agency Securities Portfolio	9/3/87	2/23/01	1.99%	4.65%	5.15%	3.38%	-5.75%	3.27%	5.08%	1.20%
Scudder Growth Portfolio	12/9/83	2/23/01	3.36%	-11.79%	4.28%	-6.75%	-4.42%	-13.08%	4.23%	-8.68%
Scudder High Income Portfolio	4/6/82	2/23/01	10.51%	3.75%	5.52%	6.30%	2.12%	2.29%	5.44%	4.26%
Scudder International Select Equity Portfolio	1/6/92	2/23/01	16.24%	-6.03%	4.50%	1.07%	16.21%	-6.94%	2.85%	1.03%
Scudder Large Cap Value Portfolio	5/1/96	2/23/01	8.20%	6.15%	8.79%	4.98%	0.03%	4.87%	8.64%	2.91%
Scudder Money Market Portfolio	4/6/82	2/23/01	-0.81%	1.80%	4.35%	-0.21%	-3.30%	1.21%	4.27%	-0.96%
Scudder Small Cap Growth Portfolio	5/2/94	2/23/01	9.14%	-10.54%	6.49%	-7.45%	0.90%	-11.87%	6.44%	-9.41%
Scudder Strategic Income Portfolio	5/1/97	2/23/01	6.75%	5.26%	3.77%	6.35%	-1.28%	3.95%	3.34%	4.40%
Scudder Technology Growth Portfolio	5/3/99	2/23/01	0.19%	-14.05%	-3.36%	-8.70%	-7.37%	-15.39%	-4.46%	-10.64%
Scudder Total Return Portfolio	4/6/82	2/23/01	4.97%	-2.15%	6.76%	-0.76%	4.80%	-3.08%	5.28%	-0.96%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	9.93%	N/A	2.40%	2.40%	1.53%	N/A	0.03%	0.03%
SVS Dreman Financial Services Portfolio	5/4/98	2/23/01	10.10%	7.82%	4.20%	6.04%	1.80%	6.61%	3.45%	4.05%
SVS Dreman High Return Equity Portfolio	5/4/98	2/23/01	12.11%	8.49%	4.44%	4.05%	3.29%	7.10%	3.49%	1.62%
SVS Dreman Small Cap Value Portfolio	5/1/96	2/23/01	23.89%	12.27%	7.67%	14.91%	15.18%	11.16%	7.44%	13.19%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	2/23/01	0.12%	-8.43%	-3.67%	-6.01%	-7.44%	-9.77%	-4.86%	-7.98%
SVS Focus Value+Growth Portfolio	5/1/96	2/23/01	9.44%	-3.73%	5.30%	-2.34%	1.22%	-5.08%	5.14%	-4.34%
SVS Index 500 Portfolio	9/1/99	2/23/01	8.50%	-4.42%	-2.60%	-1.17%	0.21%	-5.96%	-3.92%	-3.37%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.11%	N/A	-3.83%	-3.83%	1.86%	N/A	-5.87%	-5.87%
SVS Janus Growth And Income Portfolio	10/29/99	2/23/01	9.62%	-4.14%	-1.45%	-0.93%	1.30%	-5.61%	-2.74%	-3.06%
SVS Janus Growth Opportunities Portfolio	10/29/99	2/23/01	10.66%	-9.29%	-6.33%	-6.41%	2.33%	-10.62%	-7.49%	-8.36%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	15.82%	N/A	5.66%	5.66%	7.31%	N/A	2.67%	2.67%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.41%	N/A	-10.99%	-10.99%	-7.92%	N/A	-12.96%	-12.96%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.15%	N/A	-2.08%	-2.08%	0.91%	N/A	-4.25%	-4.25%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Plus Annuity (AFLIAC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.25%, administration .15%) and, for adjusted returns, a portion of the $35 contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year- 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0091B

Product Performance Summary

Scudder Gateway Plus Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Plus Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	5/1/01	21.83%	-5.17%	4.97%	-7.53%	13.31%	-7.07%	3.61%	-9.43%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	11/15/99	3.10%	-0.60%	10.07%	0.51%	-4.49%	-2.04%	8.99%	-0.75%
Alger American Leveraged AllCap Portfolio	1/25/95	11/15/99	6.67%	-10.72%	13.38%	-7.27%	-1.12%	-12.08%	13.33%	-8.48%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	5/1/00	23.18%	-1.87%	4.13%	0.18%	14.66%	-3.18%	2.42%	-1.25%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	5/1/00	16.34%	-9.16%	1.59%	-10.90%	7.92%	-10.37%	0.17%	-12.17%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	6/23/99	12.87%	5.19%	4.67%	6.17%	4.57%	3.81%	3.89%	5.11%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	6/23/99	4.72%	-9.40%	7.22%	-5.82%	-2.87%	-10.64%	6.32%	-6.83%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	5/1/00	9.30%	-13.91%	-3.28%	-14.32%	1.38%	-15.09%	-4.28%	-15.58%
Scudder Capital Growth Portfolio	7/16/85	5/11/98	6.47%	-8.06%	7.91%	-1.13%	-1.28%	-9.36%	6.96%	-1.92%
Scudder Global Discovery Portfolio	5/1/96	5/6/98	21.62%	-0.39%	9.13%	6.62%	13.02%	-1.87%	8.19%	5.92%
Scudder Growth & Income Portfolio	5/2/94	5/1/98	8.62%	-2.78%	6.78%	-2.37%	0.72%	-4.11%	5.84%	-3.13%
Scudder Health Sciences Portfolio	5/1/01	5/1/01	8.05%	N/A	3.62%	3.62%	0.19%	N/A	1.46%	1.46%
Scudder International Portfolio	5/1/87	5/6/98	14.90%	-9.32%	3.81%	-1.24%	6.53%	-10.65%	2.58%	-2.05%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Plus Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Plus Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	5/3/99	2.45%	-7.71%	-1.31%	-1.31%	-5.01%	-9.04%	-2.39%	-2.39%
Scudder Blue Chip Portfolio	5/1/97	5/1/97	14.41%	-3.62%	3.21%	3.21%	6.03%	-5.07%	2.33%	2.33%
Scudder Fixed Income Portfolio	5/1/96	12/12/96	3.06%	5.14%	4.44%	4.50%	-4.48%	3.82%	3.44%	3.45%
Scudder Global Blue Chip Portfolio	5/5/98	5/12/98	13.16%	-1.02%	2.14%	2.44%	4.94%	-2.36%	1.35%	1.65%
Scudder Government & Agency Securities Portfolio	9/3/87	12/4/96	2.30%	4.96%	5.46%	4.48%	-5.23%	3.60%	4.16%	3.40%
Scudder Growth Portfolio	12/9/83	12/4/96	3.67%	-11.52%	4.59%	-0.11%	-3.89%	-12.85%	3.63%	-1.07%
Scudder High Income Portfolio	4/6/82	11/13/96	10.84%	4.06%	5.83%	4.05%	2.73%	2.65%	4.61%	2.99%
Scudder International Select Equity Portfolio	1/6/92	11/13/96	16.59%	-5.75%	4.81%	3.04%	8.13%	-7.06%	3.60%	1.98%
Scudder Large Cap Value Portfolio	5/1/96	11/13/96	8.53%	6.47%	9.11%	8.19%	0.60%	5.20%	8.35%	7.34%
Scudder Money Market Portfolio	4/6/82	11/20/96	-0.51%	1.11%	2.41%	2.06%	-7.79%	-0.29%	0.97%	0.97%
Scudder Small Cap Growth Portfolio	5/2/94	12/4/96	9.47%	-10.27%	6.81%	2.06%	1.45%	-11.66%	5.88%	1.12%
Scudder Strategic Income Portfolio	5/1/97	5/1/97	7.08%	5.57%	4.07%	4.07%	-0.70%	4.31%	3.20%	3.20%
Scudder Technology Growth Portfolio	5/3/99	5/3/99	0.50%	-13.79%	-3.07%	-3.07%	-6.95%	-15.43%	-4.34%	-4.34%
Scudder Total Return Portfolio	4/6/82	11/29/96	5.29%	-1.86%	7.07%	3.89%	-2.43%	-3.29%	6.00%	2.89%
SVS Davis Venture Value Portfolio	5/1/01	5/1/01	10.26%	N/A	2.71%	2.71%	2.21%	N/A	0.53%	0.53%
SVS Dreman Financial Services Portfolio	5/4/98	5/4/98	10.44%	8.14%	4.51%	4.51%	2.38%	6.95%	3.77%	3.77%
SVS Dreman High Return Equity Portfolio	5/4/98	5/4/98	12.46%	8.81%	4.75%	4.75%	4.09%	7.55%	3.90%	3.90%
SVS Dreman Small Cap Value Portfolio	5/1/96	11/13/96	24.26%	12.61%	7.99%	8.70%	15.58%	11.55%	7.01%	7.63%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	10/29/99	0.43%	-8.15%	-3.38%	-3.38%	-6.88%	-9.43%	-4.51%	-4.51%
SVS Focus Value+Growth Portfolio	5/1/96	11/29/96	9.77%	-3.44%	5.62%	4.13%	1.80%	-4.76%	4.82%	3.22%
SVS Index 500 Portfolio	9/1/99	9/1/99	8.83%	-4.14%	-2.31%	-2.31%	0.84%	-5.57%	-3.54%	-3.54%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	5/1/01	10.45%	N/A	-3.53%	-3.53%	2.45%	N/A	-5.50%	-5.50%
SVS Janus Growth And Income Portfolio	10/29/99	10/29/99	9.95%	-3.86%	-1.15%	-1.15%	1.87%	-5.35%	-2.47%	-2.47%
SVS Janus Growth Opportunities Portfolio	10/29/99	10/29/99	11.00%	-9.02%	-6.05%	-6.05%	2.86%	-10.49%	-7.35%	-7.35%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.17%	N/A	5.98%	5.98%	7.78%	N/A	3.04%	3.04%
SVS Oak Strategic Equity Portfolio	5/1/01	5/1/01	-0.11%	N/A	-10.71%	-10.71%	-7.35%	N/A	-12.56%	-12.56%
SVS Turner Mid Cap Growth Portfolio	5/1/01	5/1/01	9.48%	N/A	-1.78%	-1.78%	1.53%	N/A	-3.82%	-3.82%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Scudder Gateway Plus Annuity (FAFLIC)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month end performance information may be obtained by calling: 800-782-8380.

All returns shown represent the percentage change in unit value for the period indicated, after deduction of the mortality and expense risk and administrative charge (M&E 1.40%, administration .15%) and, for adjusted returns, a portion of the $30 contract fee and the maximum contingent deferred per payment sales charge (CDSC), which declines from 8.5% to 0% over 9 years as follows: year 1-8.5%, year 2-8.5%, year 3-8.5%, year 4-8.5%, year 5-7.5%, year 6-6.5%, year 7-5.5%, year 8-3.5%, year 9-1.5%, year- 10-0%.

Although the CDSC is reflected in these figures, it is applied only if a surrender is made while assets are in the surrender charge period. Performance figures do not reflect the cost of optional riders. If the cost of optional riders was reflected, performance figures would be lower. All performance figures are annualized unless otherwise noted. Inception date represents the inclusion of the underlying fund as an investment option within the portfolio of the variable annuity.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, NCUA, or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the portfolio. The yield quotation more closely reflects the current earnings of the portfolio than the current return quotation. Yields will fluctuate.

Variable annuities are long term vehicles designed for retirement purposes. Withdrawals or surrenders may be subject to surrender charges. Amounts withdrawn may be subject to ordinary income tax, and if taken prior to 59 1/2, a 10% IRS penalty may also apply. Withdrawals have the effect of reducing the death benefit, any living benefits and cash surrender value. Variable annuities are sold by prospectus. Please refer to the appropriate prospectus for more complete information, including fees, limitations, age restrictions and risk factors that may apply. You should read the prospectus carefully before purchasing a contract.

RISK DISCLOSURE

Investments in variable products involve risk. International and emerging markets investing may involve political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Some portfolios offer more risk than others. Please read both the contract and underlying prospectus for specific details regarding the product’s risk profile.

TO OBTAIN A PROSPECTUS

To obtain a prospectus, download one from www.allmerica.com or contact Allmerica Financial at (800) 533-7881. We advise you to carefully consider the product’s objectives, risks, charges, and expenses, which are contained in the prospectus, before investing. Please read the prospectus carefully before you invest.

Variable annuity products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653. (508) 855-1000.

04-0091A

Product Performance Summary

Scudder Gateway Plus Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Plus Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

AIM Variable Insurance Funds
AIM V.I. Utilities Fund	1/3/95	7/10/01	21.64%	-5.32%	4.81%	-3.71%	13.09%	-7.17%	3.64%	-5.85%

The Alger American Fund
Alger American Balanced Portfolio	9/5/89	7/10/01	2.94%	-0.75%	9.91%	1.26%	-4.71%	-2.88%	8.70%	-1.18%
Alger American Leveraged AllCap Portfolio	1/25/95	7/10/01	6.51%	-10.85%	13.21%	-2.71%	-1.23%	-12.81%	12.52%	-4.86%

Credit Suisse Trust
Credit Suisse Trust Emerging Markets Portfolio	12/31/97	7/10/01	23.00%	-2.01%	3.98%	10.59%	14.49%	-4.18%	1.93%	8.63%
Credit Suisse Trust Global Post-Venture Capital Portfolio	9/30/96	7/10/01	16.16%	-9.29%	1.44%	1.00%	7.77%	-11.17%	0.02%	-1.16%

Dreyfus Investment Portfolios
Dreyfus IP MidCap Stock Portfolio	5/1/98	7/10/01	12.70%	5.04%	4.56%	7.10%	4.44%	3.03%	2.82%	4.83%

The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Socially Responsible Growth Fund, Inc.	10/7/93	7/10/01	4.56%	-9.53%	7.06%	-4.70%	-3.01%	-11.36%	6.07%	-6.77%

Scudder Variable Series I (Class A)
Scudder 21st Century Growth Portfolio	5/3/99	7/10/01	9.14%	-14.03%	-3.42%	-7.56%	1.23%	-15.87%	-4.73%	-9.57%
Scudder Capital Growth Portfolio	7/16/85	7/10/01	6.31%	-8.19%	7.76%	-2.93%	-1.40%	-10.06%	6.73%	-5.04%
Scudder Global Discovery Portfolio	5/1/96	7/10/01	21.43%	-0.54%	8.98%	8.51%	12.90%	-2.52%	7.72%	6.42%
Scudder Growth & Income Portfolio	5/2/94	7/10/01	8.45%	-2.92%	6.64%	-0.04%	0.55%	-4.87%	5.51%	-2.26%
Scudder Health Sciences Portfolio	5/1/01	7/10/01	7.89%	N/A	3.47%	3.22%	0.02%	N/A	1.28%	0.91%
Scudder International Portfolio	5/1/87	7/10/01	14.72%	-9.45%	3.68%	0.24%	6.41%	-11.38%	2.32%	-1.93%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Scudder Gateway Plus Annuity (FAFLIC) continued

Average Annual Total Returns as of 12/31/04

The average annual total returns for the Scudder Gateway Plus Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Scudder Variable Series II (Class A)
Scudder Aggressive Growth Portfolio	5/3/99	7/10/01	2.30%	-7.84%	-1.45%	-2.89%	-5.12%	-9.68%	-2.81%	-5.00%
Scudder Blue Chip Portfolio	5/1/97	7/10/01	14.24%	-3.76%	3.06%	1.23%	5.88%	-5.80%	1.65%	-1.08%
Scudder Fixed Income Portfolio	5/1/96	7/10/01	2.91%	4.99%	4.29%	4.11%	-4.71%	2.96%	2.68%	1.68%
Scudder Global Blue Chip Portfolio	5/5/98	7/10/01	12.99%	-1.16%	2.00%	3.60%	4.80%	-3.10%	0.39%	1.36%
Scudder Government & Agency Securities Portfolio	9/3/87	7/10/01	2.14%	1.24%	3.50%	3.35%	-5.44%	-0.81%	1.88%	0.91%
Scudder Growth Portfolio	12/9/83	7/10/01	3.52%	-11.65%	4.44%	-4.80%	-3.98%	-13.50%	3.39%	-6.86%
Scudder High Income Portfolio	4/6/82	7/10/01	10.67%	3.90%	5.68%	8.19%	2.56%	1.75%	4.11%	5.98%
Scudder International Select Equity Portfolio	1/6/92	7/10/01	16.42%	-5.88%	4.66%	5.16%	7.99%	-7.85%	3.27%	2.93%
Scudder Large Cap Value Portfolio	5/1/96	7/10/01	8.36%	6.31%	8.95%	5.25%	0.45%	4.45%	7.81%	2.93%
Scudder Money Market Portfolio	4/6/82	7/10/01	-0.66%	-2.37%	2.27%	-0.35%	-7.92%	-4.27%	0.64%	-2.59%
Scudder Small Cap Growth Portfolio	5/2/94	7/10/01	9.30%	-10.40%	6.65%	-3.87%	1.38%	-12.22%	5.67%	-5.96%
Scudder Strategic Income Portfolio	5/1/97	7/10/01	6.91%	5.42%	3.92%	7.01%	-0.92%	3.42%	2.24%	4.76%
Scudder Technology Growth Portfolio	5/3/99	7/10/01	0.34%	-13.92%	-3.21%	-3.71%	-6.97%	-15.84%	-4.53%	-5.86%
Scudder Total Return Portfolio	4/6/82	7/10/01	5.13%	-2.00%	6.92%	0.25%	-2.60%	-4.03%	5.68%	-2.06%
SVS Davis Venture Value Portfolio	5/1/01	7/10/01	10.10%	N/A	2.55%	4.00%	2.01%	N/A	0.31%	1.60%
SVS Dreman Financial Services Portfolio	5/4/98	7/10/01	10.27%	7.98%	4.36%	6.10%	2.23%	6.26%	2.61%	3.84%
SVS Dreman High Return Equity Portfolio	5/4/98	7/10/01	12.29%	8.66%	4.60%	4.63%	3.97%	6.87%	2.73%	2.13%
SVS Dreman Small Cap Value Portfolio	5/1/96	7/10/01	24.07%	12.44%	7.83%	14.15%	15.46%	10.71%	6.23%	12.23%
SVS Eagle Focused Large Cap Growth Portfolio	10/29/99	7/10/01	0.28%	-8.29%	-3.52%	-4.04%	-6.99%	-10.13%	-5.03%	-6.13%
SVS Focus Value+Growth Portfolio	5/1/96	7/10/01	9.61%	-3.58%	5.47%	-0.63%	1.66%	-5.48%	4.33%	-2.79%
SVS Index 500 Portfolio	9/1/99	7/10/01	8.67%	-4.28%	-2.45%	0.43%	0.68%	-6.36%	-4.18%	-1.92%
SVS INVESCO Dynamic Growth Portfolio	5/1/01	7/10/01	10.29%	N/A	-3.68%	0.00%	2.31%	N/A	-5.64%	-2.14%
SVS Janus Growth And Income Portfolio	10/29/99	7/10/01	9.78%	-2.44%	0.25%	0.44%	1.79%	-4.44%	-1.44%	-1.79%
SVS Janus Growth Opportunities Portfolio	10/29/99	7/10/01	10.83%	-9.15%	-6.18%	-4.09%	2.80%	-11.00%	-7.71%	-6.17%
SVS MFS Strategic Value Portfolio	5/1/02	5/1/02	16.00%	N/A	5.82%	5.82%	7.61%	N/A	2.89%	2.89%
SVS Oak Strategic Equity Portfolio	5/1/01	7/10/01	-0.26%	N/A	-10.85%	-4.81%	-7.50%	N/A	-12.72%	-6.89%
SVS Turner Mid Cap Growth Portfolio	5/1/01	7/10/01	9.32%	N/A	-1.93%	0.90%	1.39%	N/A	-3.96%	-1.29%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund” assume an investment in the underlying portfolios listed above on the date of inception of each fund, if the fund has been in existence for less than ten years. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders or withdrawals in excess of the free amount may be subject to a surrender charge. The maximum contingent deferred sales charge is 8.5%.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.